UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02945
                                                     ---------

                          Centennial Money Market Trust
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 09/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Centennial Money Market Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                         Principal
                                                          Amount           Value
                                                       ------------   --------------
CERTIFICATES OF DEPOSIT--5.5%
Bank of the West, 2.82%, 11/13/08                      $  4,300,000   $    4,300,000
Governor & Co. of the Bank of Ireland, Stamford, CT:
2.82%, 10/9/08                                            5,000,000        5,000,000
2.845%, 11/20/08                                         95,000,000       95,000,655
                                                                      --------------
Total Certificates of Deposit (Cost $104,300,655)                        104,300,655
                                                                      --------------
DIRECT BANK OBLIGATIONS--23.1%
Danske Corp.:
2.46%, 10/23/08(1)                                       11,900,000       11,882,110
4.20%, 10/22/08(1)                                       11,500,000       11,471,825
5.50%, 10/30/08(1)                                       73,000,000       72,676,569
Dexia Delaware LLC, 2.45%, 10/15/08                      13,725,000       13,711,923
DnB NOR Bank ASA:
2.80%, 11/3/08                                           45,100,000       44,984,243
3.10%, 10/14/08                                          45,000,000       44,949,625
Fortis Funding LLC, 2.70%, 11/10/08(1)                   31,200,000       31,106,400
ING (US) Funding LLC, 4.50%, 11/25/08                    24,760,000       24,589,775
Lloyds TSB Bank plc, 3.99%, 10/1/08                      85,000,000       85,000,000
Nordea North America, Inc., 3.75%, 10/14/08               2,400,000        2,397,227
Societe Generale North America, Inc.:
4.50%, 10/7/08                                            4,000,000        3,997,000
5%, 10/16/08                                             44,000,000       43,908,333
Statshypotek Delaware, Inc., 2.75%, 11/12/08(1)          50,000,000       49,839,583
                                                                      --------------
Total Direct Bank Obligations (Cost $440,514,613)                        440,514,613
                                                                      --------------
SHORT-TERM NOTES--71.6%

ASSET-BACKED SECURITIES--24.2%
Barton Capital Corp., 5%, 10/7/08(1)                     29,750,000       29,725,208
FCAR Owner Trust II:
3.01%, 10/3/08                                            3,500,000        3,499,415
6.05%, 10/21/08                                          25,000,000       24,915,972
6.05%, 10/23/08                                          67,000,000       66,752,286
Gemini Securitization Corp.:
2.62%, 10/20/08(1)                                       30,000,000       29,958,517
4.40%, 10/9/08(1)                                        50,000,000       49,951,111
Legacy Capital LLC, 3.05%, 11/18/08                      42,200,000       42,028,387
Ranger Funding Co. LLC, 3.50%, 10/14/08(2)                7,700,000        7,688,878
Sheffield Receivables Corp., 5%, 10/2/08(1)              90,000,000       89,987,500
Windmill Funding Corp., 2.64%, 10/6/08(1)                89,000,000       88,967,367
Yorktown Capital LLC, 4.05%, 10/10/08(1)                 28,083,000       28,054,566
                                                                      --------------
                                                                         461,529,207
                                                                      --------------
CAPITAL MARKETS--8.9%
Banc of America Securities LLC, 7.15%, 10/1/08(3)        70,000,000       70,000,000
BNP Paribas Finance, Inc., 2.51%, 10/3/08               100,000,000       99,986,056
                                                                      --------------
                                                                         169,986,056
                                                                      --------------
COMMERCIAL BANKS--0.3%
PNC Bank NA, 3.65%, 10/7/08                               5,500,000        5,496,654


                        1 | Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                         Principal
                                                          Amount           Value
                                                       ------------   --------------
COMMERCIAL FINANCE--3.7%
Caterpillar Financial Services Corp., Series F,
   2.931%, 11/26/08(3)                                 $ 70,000,000   $   70,000,000
CONSUMER FINANCE--1.4%
American Express Credit Corp., 2.80%, 11/18/08           27,800,000       27,696,213
DIVERSIFIED FINANCIAL SERVICES--1.2%
General Electric Capital Corp., 2.15%, 10/1/08           23,000,000       23,000,000
INSURANCE--5.5%
ING America Insurance Holdings, Inc., 5%, 10/1/08        56,000,000       56,000,000
Jackson National Life Global Funding, Series 2004-6,
   2.578%, 8/15/09(3, 4)                                 50,000,000       50,000,000
                                                                      --------------
                                                                         106,000,000
LEASING & FACTORING--21.4%
American Honda Finance Corp.:
   2.91%, 11/20/08(2, 3)                                162,000,000      162,000,000
   2.917%, 12/10/08(2, 3)                               143,500,000      143,500,000
Toyota Motor Credit Corp.:
   2.60%, 12/15/08(1)                                   100,000,000       99,458,333
   2.65%, 1/26/09                                         2,600,000        2,577,608
                                                                      --------------
                                                                         407,535,941
                                                                      --------------
PERSONAL PRODUCTS--5.0%
Reckitt Benckiser Treasury Services plc, 2.85%,
   11/24/08(1)                                           95,500,000       95,091,738
                                                                      --------------
Total Short-Term Notes (Cost $1,366,335,809)                           1,366,335,809
                                                                      --------------
Total Investments, at Value (Cost $1,911,151,077)             100.2%   1,911,151,077
Liabilities in Excess of Other Assets                          (0.2)      (3,215,308)
                                                       ------------   --------------
Net Assets                                                    100.0%  $1,907,935,769
                                                       ============   ==============

Footnotes to Statement of Investments

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE TRUST AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

(1.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $688,170,827, or 36.07% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $313,188,878 or 16.42% of the Trust's net assets as of September 30, 2008.

(3.) Represents the current interest rate for a variable or increasing rate security.

(4.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $50,000,000, which represents 2.62% of the Trust's net assets. See accompanying Notes.


                        2 | Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Trust's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Trust's investments was determined based on the following inputs as of September 30, 2008:

                                                 INVESTMENTS     OTHER FINANCIAL
VALUATION DESCRIPTION                           IN SECURITIES      INSTRUMENTS*
--------------------------------------------   ---------------   ---------------
Level 1--Quoted Prices                         $            --   $            --
Level 2--Other Significant Observable Inputs     1,911,151,077                --
Level 3--Significant Unobservable Inputs                    --                --
                                               ---------------   ---------------
   TOTAL                                       $ 1,911,151,077   $            --
                                               ===============   ===============

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Trust at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE TRUST'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Trust's investments under these levels of classification is included following the Statement of Investments.

"Money market-type" instruments are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Trust's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that


                        3 | Centennial Money Market Trust

Centennial Money Market Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

ILLIQUID SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Trust uses derivative instruments, how these activities are accounted for, and their effect on the Trust's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Trust's financial statements and related disclosures.


                        4 | Centennial Money Market Trust




ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Money Market Trust


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/11/2008